Inventory	12 Months Ended
Dec. 31, 2012
Inventory
Inventory

5.     Inventory

Inventory consists of the following:

	As of December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$259,274	$294,722
Raw materials	122,758	183,675
Work-in-process	82,361	31,535
Total inventory	$464,393	$509,932